Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002

Dear Shareholder:

The fiscal year ended February 28, 2002 was a tumultuous one for the economy and financial markets. Economic growth began to slow early in 2001 in a trend that would continue throughout most of the year. The industrial sector was especially hard hit with industrial production falling 5.8 percent for the year. The Terrorist attacks on September 11 added to the decline in business and consumer activity. Almost immediately after the attacks, many companies - led by the airlines - announced major layoffs. The largest job loss in 20 years was reported in October and the unemployment rate jumped to 5.8 percent by December. The National Bureau of Economic Research announced that a recession had begun in March 2001, concluding the longest economic expansion in U.S. history.

During the year, both U.S. monetary and fiscal policy aimed to stimulate economic growth. The Federal Reserve Board's aggressive monetary policy adjustment cut the benchmark federal funds rate by 475 basis points in 2001 to its current level of 1.75 percent. In fiscal policy, Congress passed reductions in personal tax rates as well as a number of economically stimulative spending initiatives after the September attacks.

Within the fixed-income markets, yields on short maturities declined the most sharply and the yield curve steepened. Events of the past year had the greatest impact on U.S. Treasuries. At the end of October, the Treasury Department stunned the securities markets by announcing the cessation of the 30-year bond auction. The long end of the market promptly responded with an unprecedented rally that lowered interest rates to levels last seen in the 1960s. However, the bond market reversed course in November and December as interest rates moved higher on a perception that the economy would begin to recover sooner than previously anticipated. Demand for fixed-income investments returned in early 2002 with continued equity market volatility. By the end of the fiscal year, however, economic indicators were in sharp contrast to the weakness of 2001.

Municipal Market Conditions

Over the past 12 months, changes in tax-free interest rates were less volatile than in Treasuries. The yield on the 30-year insured municipal bond index, which stood at 5.27 percent in February 2001, declined to a low of 5.03 percent in October. Expectations of economic recovery caused bond prices to decline, and the index yield rose to 5.36 percent at the end of 2001. Municipals rallied in the first two months of 2002, with the index reaching 5.14 percent by the end of February. Over the same period, the yield spread between AAA-rated general obligation

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued

bonds and BBB-rated bonds remained relatively stable, providing between 80 and 100 basis points of additional yield.

                         30-YEAR BOND YIELDS 1997-2002

                     [30-YEAR BOND YIELDS 1997-2002 GRAPH]

    Insured             Year U.S.        Insured Municipal Yields/U.S.
Municipal Yields     Treasury Yields        Treasury Yields (Ratio)
        5.6%              6.63%                       84.46%
        5.7               6.79                        83.95
       5.65               6.80                        83.09
        5.9               7.10                         83.1
       5.75               6.94                        82.85
       5.65               6.91                        81.77
        5.6               6.78                         82.6
       5.25               6.29                        83.47
       5.48               6.61                         82.9
        5.4               6.40                        84.38
       5.35               6.15                        86.99
        5.3               6.05                         87.6
       5.15               5.92                        86.99
       5.15               5.80                        88.79
        5.2               5.92                        87.84
       5.25               5.93                        88.53
       5.35               5.95                        89.92
        5.2               5.80                        89.66
        5.2               5.65                        92.04
       5.18               5.71                        90.72
       5.03               5.27                        95.45
       4.95               5.00                           99
       5.05               5.16                        97.87
          5               5.06                        98.81
       5.05               5.10                        99.02
          5               5.09                        98.23
        5.1               5.58                         91.4
       5.15               5.63                        91.47
        5.2               5.66                        91.87
        5.3               5.83                        90.91
       5.47               5.96                        91.78
       5.55               6.10                        90.98
       5.75               6.06                        94.88
       5.85               6.05                        96.69
       6.03               6.16                        97.89
          6               6.29                        95.39
       5.97               6.48                        92.13
       6.18               6.49                        95.22
       6.04               6.14                        98.37
       5.82               5.83                        99.83
       5.91               5.96                        99.16
       5.91               6.01                        98.34
       5.84               5.90                        98.98
       5.73               5.78                        99.13
       5.62               5.67                        99.12
       5.74               5.89                        97.45
       5.65               5.79                        97.58
       5.55               5.61                        98.93
       5.27               5.46                        96.52
        5.3               5.50                        96.36
       5.27               5.31                        99.25
       5.26               5.44                        96.69
       5.45               5.79                        94.13
        5.4               5.75                        93.91
       5.35               5.76                        92.88
       5.16               5.52                        93.48
       5.07               5.37                        94.41
        5.2               5.42                        95.94
       5.04               4.87                       103.49
       5.17               5.29                        97.73
       5.36               5.47                        97.99
       5.22               5.43                        96.13
       5.14               5.42                        94.83

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L. P.

The ratio of municipal yields as a percentage of U.S. Treasury yields is routinely used as a guide to track the relationship between the two markets. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year insured municipal bond yields to U.S. Treasuries strengthened from 97 percent in December 2000 to 94 percent at the end of August 2001. However, following September 11 and the Treasury announcement, the ratio cheapened to 104 percent in October before falling back to 95 percent at the end of February. In the 10-year maturity range, the ratio soared from 83 percent in August to 95 percent in October before strengthening back to 86 percent in February.

The change in the slope of the yield curve has been a major story in the fixed-income markets in 2001. After the Fed started lowering short-term rates aggressively in last January, the municipal yield curve between one- and 30-year maturities steepened from 125 to 350 basis points.

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued

New-issue volume grew 43 percent to $286 billion during 2001. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume. In the first two months of 2002, underwriting activity averaged $20 billion a month, the second heaviest level in 15 years.

Performance

For the 12-month period ended February 28, 2002, Morgan Stanley Municipal Income Opportunities Trust II's (OIB) value on the New York Stock Exchange (NYSE) increased from $8.00 to $8.04 per share. Based on this change plus the reinvestment of tax-free dividends totaling $0.52 per share, OIB's total market return was 7.13 percent. OIB's share price was at a 4.7 percent discount to its NAV on February 28, 2002.

The net asset value (NAV) of OIB decreased from $8.46 to $8.44 per share during the same period. Based on this change plus the reinvestment of tax-free dividends the Fund's total NAV return was 6.35 percent.

In November, the monthly dividend was increased from $0.0425 to $0.045 per share. The new dividend reflects the Fund's current earnings. The Fund's level of undistributed net investment income was $0.132 per share on February 28, 2002, versus $0.144 per share 12 months earlier.

Portfolio Structure

The Fund's net assets of $154 million were diversified among 12 long-term sectors and 75 credits. At the end of February, the portfolio's average maturity was 21 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.7 years. Nonrated securities comprise more than half of OIB's assets. The Fund's credit exposure in the municipal high-yield category is managed with a preference for better than average quality within the nonrated category. The bonds of two issuers, representing 1.8 percent of net assets, were currently not accruing interest. Three other issues, totaling 7.4 percent of net assets, were accruing income but may experience difficulty with future debt service payments. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector diversification. Optional call provisions by year and their respective cost (book) yields are also charted.

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued

Looking Ahead

During the first two months of 2002, clear signs developed among an array of leading indicators that the economy was recovering. Nonrated issues have historically benefited from the credit spread tightening that occurs during periods of economic improvement.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

We appreciate your ongoing support of Morgan Stanley Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued



LARGEST SECTORS AS OF FEBRUARY 28, 2002
(% OF NET ASSETS)

[LARGEST SECTORS BAR CHART]

IDR/PCR*                                     20%
RETIREMENT & LIFE CARE FACILITIES            14%
HOSPITAL                                     13%
NURSING &  HEALTH                            10%
RECREATIONAL FACILITIES                      10%
MORTGAGE                                      9%
EDUCATION                                     8%
TRANSPORTATION                                5%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS AS OF FEBRUARY 28, 2002
(% OF LONG-TERM PORTFOLIO)

[CREDIT RATINGS PIE CHART]

NR                                            57%
Baa or BBB                                    27%
Aaa or AAA                                     7%
Ba or BB                                       4%
A or A                                         3%
Aa or AA                                       2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

[DISTRIBUTION BY MATURITY GRAPH]

 WEIGHTED AVERAGE
MATURITY: 21 YEARS
1-5 Years                                                       1.9%
5-10 Years                                                      4.7%
10-20 Years                                                    13.6%
20-30 Years                                                    78.0%
30+ Years                                                       1.8%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued


                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                               FEBRUARY 28, 2002

   WEIGHTED AVERAGE
CALL PROTECTION: 6 YEARS

YEARS BONDS CALLABLE                                     PRECENT CALLABLE
       2002                                                    18.0%
       2003                                                     2.0%
       2004                                                     3.0%
       2005                                                     8.0%
       2006                                                    10.0%
       2007                                                     5.0%
       2008                                                    15.0%
       2009                                                    14.0%
       2010                                                     5.0%
       2011                                                     9.0%
       2012+                                                   11.0%

WEIGHTED AVERAGE
BOOK YIELD: 7.2%

COST (BOOK) YIELD*

2002                                                            9.4%
2003                                                            7.8%
2004                                                            7.4%
2005                                                            6.7%
2006                                                            7.2%
2007                                                            6.0%
2008                                                            5.9%
2009                                                            6.4%
2010                                                            7.1%
2011                                                            7.6%
2012+                                                           6.7

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 9.4% ON 18% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (96.5%)
            Educational Facilities Revenue (8.0%)
$  1,600    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50 %  05/01/11   $  1,737,632
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29      2,076,900
   2,000    Volusia County Educational Facilities Authority, Florida,
              Embry-Riddle Aeronautical University Ser 1996 A.........   6.125   10/15/26      2,082,020
   3,000    South Berwick, Maine, Berwick Academy Ser 1998............   5.55    08/01/23      2,863,260
            New Hampshire Higher Educational & Health Facilities
              Authority,
   2,000      Brewster Academy Ser 1995...............................   7.50    06/01/26      2,092,860
   1,500      Colby-Sawyer College Ser 1996...........................   6.75    06/01/25      1,526,910
--------                                                                                    ------------
  12,100                                                                                      12,379,582
--------                                                                                    ------------
            Hospital Revenue (13.1%)
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      1,937,140
   2,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      1,966,420
   1,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Ser 2000.................   6.75    07/01/30      1,084,110
            Massachusetts Health & Educational Facilities Authority,
   2,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/14      2,107,860
   3,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/22      3,112,440
   1,000    Michigan Hospital Finance Authority, Sinai Hospital of
              Greater Detroit Refg Ser 1995...........................   6.70    01/01/26        974,360
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001....................................................   6.75    10/01/31        965,240
   2,000    Henderson, Nevada, Catholic Health West Ser 1998 A........   5.125   07/01/28      1,706,420
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B...............   5.80    05/01/18        810,750
   2,000      Littleton Hospital Association Ser 1998 B...............   5.90    05/01/28      1,543,880
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,003,400
   1,000    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C................................   5.625   11/01/10        977,340
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B.....................................   6.60    07/01/31        975,840
--------                                                                                    ------------
  21,000                                                                                      20,165,200
--------                                                                                    ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (20.2%)
$  1,015    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)++............................................  10.125%  09/01/11   $  1,014,797
   2,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C....   6.30    05/01/16      1,010,000
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27      1,329,180
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55    04/15/27      2,081,680
            Lapeer Economic Development Corporation, Michigan,
   1,910      Dott Manufacturing Co Ser 1989 B (AMT)..................   9.00    11/15/19      1,188,975
   1,870      Dott Manufacturing Co Ser 1989 A (AMT)..................  10.625   11/15/19      1,164,075
            Michigan Strategic Fund,
     854      Kasle Steel Corp Ser 1989 (AMT).........................   9.375   10/01/06        854,514
   5,207      Kasle Steel Corp Ser 1989 (AMT).........................   9.50    10/01/14      5,209,217
   1,310    Sanilac County Economic Development Corporation, Michigan,
              Dott Manufacturing Co Ser 1989 (AMT)....................  10.625   08/15/19        815,475
            New Jersey Economic Development Authority,
   1,000      Continental Airlines Inc Ser 1999 (AMT).................   6.625   09/15/12        909,830
   1,000      Continental Airlines Inc Ser 2000 (AMT).................   7.00    11/15/30        887,980
   2,000      Kapkowski Road Landfill Ser 1998 A......................   6.375   04/01/31      2,238,400
   2,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.65    10/01/28      1,948,880
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18      1,124,325
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20      2,197,980
   1,000    Carbon County Industrial Development Authority,
              Pennsylvania Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10      1,073,100
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              2001 C (AMT)............................................   5.75    05/01/36      1,011,000
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)...............   7.55    01/01/19      2,939,490
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25      2,106,140
--------                                                                                    ------------
  34,166                                                                                      31,105,038
--------                                                                                    ------------
            Mortgage Revenue - Multi-Family (4.4%)
   3,065    Boulder County, Colorado, Village Place at Longmont Ser
              1989 A (AMT)............................................   7.50    07/15/19      3,079,712
            Alexandria Redevelopment & Housing Authority, Virginia,
  10,171      Courthouse Commons Apts Ser 1990 B (AMT)................   0.00    01/01/21      1,631,591
   2,000      Courthouse Commons Apts Ser 1990 A (AMT)................  10.00    01/01/21      2,006,380
--------                                                                                    ------------
  15,236                                                                                       6,717,683
--------                                                                                    ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (4.4%)
$  2,500    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55 %  05/01/25   $  2,679,625
   1,480    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45    09/01/29      1,628,252
   2,160    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50    03/01/31      2,446,265
--------                                                                                    ------------
   6,140                                                                                       6,754,142
--------                                                                                    ------------
            Nursing & Health Related Facilities Revenue (9.8%)
   2,145    Arkansas Development Finance Authority, Wynwood Nursing
              Center Ser 1989 (AMT)...................................  10.50    11/01/19      2,194,013
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34      1,718,580
   3,000    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25      3,574,170
   3,020    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990..............  10.25    01/01/20      2,119,798
   1,000    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13      1,046,850
   1,400    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,200,794
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15    06/01/19        913,610
   4,768    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Homes Inc Ser 1989 (a).....  10.125   05/01/19      2,386,098
--------                                                                                    ------------
  18,333                                                                                      15,153,913
--------                                                                                    ------------
            Recreational Facilities Revenue (10.1%)
   2,000    West Jefferson Amusement & Public Park Authority, Alabama,
              VisionLand Ser 1999 (a).................................   6.375   02/01/29        415,000
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30      1,985,440
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40    09/01/11      1,072,913
   1,000      Special 1997 Ser B (b)..................................   5.75    09/01/27        975,580
   1,500    Mohegan Tribe of Indians of Connecticut, Ser 2001.........   6.25    01/01/31      1,525,185
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375   01/01/32      2,049,580
   2,500    American National Fish & Wildlife Museum District,
              Missouri, Ser 1999......................................   7.00    09/01/19      2,411,000
   3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT).........................   7.75    12/01/13      3,079,320
   2,000    Austin, Texas, Convention Center Hotel Ser 2000 A.........   6.70    01/01/32      2,023,680
--------                                                                                    ------------
  17,010                                                                                      15,537,698
--------                                                                                    ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (13.9%)
$  1,905    Pima County Industrial Development Authority, Arizona,
              Country Club at La Cholla Ser 1990 (AMT)................   8.50%   07/01/20   $  2,028,596
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30      1,006,590
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,364,550
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25    11/15/31        977,210
   2,000      Franciscan Oaks Ser 1997................................   5.75    10/01/23      1,684,140
   1,000      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31        972,020
   1,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25        836,950
   2,000    Glen Cove Housing Authority, New York, Mayfair at Glen
              Cove Ser 1996 (AMT).....................................   8.25    10/01/26      2,150,920
   2,000    Lorain County, Ohio, Laurel Lakes Ser 1993................   7.125   12/15/18      2,007,920
   1,730    Charleston County, South Carolina, Sandpiper Village Inc
              Refg Ser 1998...........................................   8.00    11/01/13      1,808,559
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29      1,868,800
   4,922    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50    01/01/28      4,783,837
--------                                                                                    ------------
  22,057                                                                                      21,490,092
--------                                                                                    ------------
            Tax Allocation Revenue (4.3%)
   1,000    Orange County Community Facilities District #86-2,
              California, 1998 Ser A..................................   5.55    08/15/17        979,870
   2,000    Elk Valley Public Improvement Corporation, Colorado,
              Public Improvement Ser 2001 A...........................   7.30    09/01/22      1,956,380
            Anne Arundel County, Maryland,
   2,000      Arundel Mills Ser 1999..................................   7.10    07/01/29      2,140,600
   1,500      National Business Park Ser 2000.........................   7.375   07/01/28      1,609,215
--------                                                                                    ------------
   6,500                                                                                       6,686,065
--------                                                                                    ------------
            Transportation Facilities Revenue (4.8%)
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00    09/01/14      2,732,300
   2,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
              Refg Ser 1993 A (Ambac).................................   5.85    10/01/13      2,203,420
   1,000    Nevada Department of Business and Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40        969,120
   2,000    Pocahontas Parkway Association, Virginia, Route 895
              Connector Ser 1998 A....................................   5.50    08/15/28      1,461,880
--------                                                                                    ------------
  10,000                                                                                       7,366,720
--------                                                                                    ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (2.2%)
$  2,000    Northern Palm Beach County Improvement District, Florida,
              Water Control & Improvement #9A Ser 1996 A..............   7.30%   08/01/27   $  2,129,600
   6,000    Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser
              B (FGIC)................................................   0.00    09/01/30      1,255,440
--------                                                                                    ------------
   8,000                                                                                       3,385,040
--------                                                                                    ------------
            Other Revenue (1.3%)
   2,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Special Tax Ser 1999...   5.75    09/01/29      1,970,100
--------                                                                                    ------------
 172,542    Total Tax-Exempt Municipal Bonds (Cost $155,955,776).........................    148,711,273
--------                                                                                    ------------
            Short Term Tax-Exempt Municipal Obligation (1.7%)
   2,600    Geisinger Authority, Pennsylvania, Geisinger Health Ser
              2000 (Demand 03/01/02) (Cost $2,600,000)................   1.25*   08/01/28      2,600,000
--------                                                                                    ------------
$175,142    Total Investments (Cost $158,555,776) (c)...................           98.2%     151,311,273
========
            Other Assets in Excess of Liabilities.......................            1.8        2,777,085
                                                                                  -----     ------------
            Net Assets..................................................          100.0%    $154,088,358
                                                                                  =====     ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
    ++      Joint exemption in locations shown.
    *       Current coupon of variable rate demand obligation.
   (a)      Non-income producing security; bond in default.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $4,257,584 and
            the aggregate gross unrealized depreciation is $11,502,087, resulting in net unrealized depreciation of $7,244,503.
            Bond Insurance:
-------------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 continued

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama................     0.3%
Arizona................     1.3
Arkansas...............     2.7
California.............     5.7
Colorado...............     6.8
Connecticut............     2.3
District of Columbia...     0.7
Florida................     5.9
Illinois...............     1.7
Indiana................     1.3
Iowa...................     4.6
Kansas.................     1.3
Kentucky...............     1.3
Louisiana..............     0.7
Maine..................     1.9
Maryland...............     3.1
Massachusetts..........     5.0
Michigan...............     6.6
Missouri...............     5.1
Nevada.................     2.4
New Hampshire..........     3.9
New Jersey.............     6.8
New York...............     3.9
Ohio...................     2.0
Oklahoma...............     0.6
Pennsylvania...........     6.2
South Carolina.........     1.2
Texas..................     2.0
Vermont................     1.2
Virginia...............     9.0
West Virginia..........     1.4
Joint Exemptions*......    (0.7)
                          -----
Total..................    98.2%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2002

Assets:
Investments in securities, at value
  (cost $158,555,776).......................................  $151,311,273
Cash........................................................        55,254
Receivable for:
    Interest................................................     2,842,617
    Investments sold........................................        95,000
Prepaid expenses and other assets...........................         9,408
                                                              ------------
    Total Assets............................................   154,313,552
                                                              ------------
Liabilities:
Payable for:
    Investment advisory fee.................................        71,648
    Administration fee......................................        42,988
Accrued expenses and other payables.........................       110,558
                                                              ------------
    Total Liabilities.......................................       225,194
                                                              ------------
    Net Assets..............................................  $154,088,358
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $174,036,588
Net unrealized depreciation.................................    (7,244,503)
Accumulated undistributed net investment income.............     2,405,192
Accumulated net realized loss...............................   (15,108,919)
                                                              ------------
    Net Assets..............................................  $154,088,358
                                                              ============
Net Asset Value Per Share
  18,253,245 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................         $8.44
                                                                     =====

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II

FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended February 28, 2002

Net Investment Income:

Interest Income.............................................  $10,743,768
                                                              -----------
Expenses
Investment advisory fee.....................................      780,690
Administration fee..........................................      468,414
Transfer agent fees and expenses............................       74,914
Professional fees...........................................       60,934
Registration fees...........................................       24,071
Shareholder reports and notices.............................       23,915
Trustees' fees and expenses.................................       20,083
Custodian fees..............................................        9,128
Other.......................................................       13,582
                                                              -----------
    Total Expenses..........................................    1,475,731
Less: expense offset........................................       (9,123)
                                                              -----------
    Net Expenses............................................    1,466,608
                                                              -----------
    Net Investment Income...................................    9,277,160
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (1,272,491)
Net change in unrealized depreciation.......................    1,157,617
                                                              -----------
    Net Loss................................................     (114,874)
                                                              -----------
Net Increase................................................  $ 9,162,286
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE YEAR        FOR THE YEAR
                                                                  ENDED               ENDED
                                                              FEBRUARY 28, 2002   FEBRUARY 28, 2001
                                                                ------------        ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $  9,277,160        $  9,828,661
Net realized loss...........................................      (1,272,491)           (673,972)
Net change in unrealized depreciation.......................       1,157,617           2,815,210
                                                                ------------        ------------
    Net Increase............................................       9,162,286          11,969,899
Dividends to shareholders from net investment income........      (9,555,680)         (9,595,822)
Decrease from transactions in shares of beneficial
  interest..................................................      (2,269,154)         (4,566,453)
                                                                ------------        ------------
    Net Decrease............................................      (2,662,548)         (2,192,376)
Net Assets:
Beginning of period.........................................     156,750,906         158,943,282
                                                                ------------        ------------
End of Period
(Including accumulated undistributed net investment income
of $2,405,192 and $2,677,673, respectively).................    $154,088,358        $156,750,906
                                                                ============        ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund"), formerly Morgan Stanley Dean Witter Municipal Income Opportunities Trust II, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 continued

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2002 aggregated $15,652,309 and $18,691,990, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $10,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 continued

compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,953. At February 28, 2002, the Fund had an accrued pension liability of $56,551 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 29, 2000..................................  19,153,707   $191,538    $180,680,657
Treasury shares purchased and retired (weighted average
  discount 11.75%)*.........................................    (618,462)    (6,185)     (4,560,268)
                                                              ----------   --------    ------------
Balance, February 28, 2001..................................  18,535,245    185,353     176,120,389
Treasury shares purchased and retired (weighted average
  discount 5.11%)*..........................................    (282,000)    (2,820)     (2,266,334)
                                                              ----------   --------    ------------
Balance, February 28, 2002..................................  18,253,245   $182,533    $173,854,055
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

     DECLARATION         AMOUNT        RECORD         PAYABLE
        DATE            PER SHARE       DATE            DATE
---------------------   ---------   -------------  --------------
 December 24, 2001       $0.045     March 8, 2002  March 22, 2002
  March 26, 2002          0.045     April 5, 2002  April 19, 2002
  March 26, 2002          0.045      May 3, 2002    May 17, 2002
  March 26, 2002          0.045     June 7, 2002   June 21, 2002

6. Federal Income Tax Status

During the year ended February 28, 2002, the Fund utilized approximately $1,007,000 of its net capital loss carryover. At February 28, 2002, the Fund had a net capital loss carryover of approximately $13,250,000, to offset future capital gains to the extent provided by regulations, available through February 28 of the following years:

                 AMOUNT IN THOUSANDS
--------------------------------------------------
         2003      2004      2005     2006    2009
       -------    ------    ------    ----    ----
       $$5,069    $2,826    $4,292    $801    $262
       =======    ======    ======    ====    ====

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,858,000 during fiscal 2002.

As of February 28, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $1,938.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating To Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At February 28, 2002, the Fund did not hold positions in residual interest bonds.

9. Change in Accounting Policy

Effective March 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $7,977 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of February 28, 2001.

The effect of this change for the year ended February 28, 2002 was to increase net investment income by $11,277; increase unrealized depreciation by $9,339; and increase net realized loss by $1,938. The statement of changes in net assets and the financial highlights for the prior periods have not been restated to reflect this change.

Morgan Stanley Municipal Income Opportunities Trust II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE YEAR ENDED FEBRUARY 28*
                                                             ---------------------------------------------------------
                                                               2002        2001       2000**       1999        1998
                                                             ---------   ---------   ---------   ---------   ---------

Selected Per Share Data:
Net asset value, beginning of period.......................     $8.46       $8.30       $9.05      $ 9.07      $ 8.79
                                                                -----       -----       -----      ------      ------
Income (loss) from investment operations:
    Net investment income..................................      0.51        0.52        0.53        0.55        0.57
    Net realized and unrealized gain (loss)................     (0.02)       0.12       (0.81)      (0.04)       0.29
                                                                -----       -----       -----      ------      ------
Total income (loss) from investment operations.............      0.49        0.64       (0.28)       0.51        0.86
                                                                -----       -----       -----      ------      ------
Less dividends from net investment income..................     (0.52)      (0.51)      (0.51)      (0.53)      (0.58)
                                                                -----       -----       -----      ------      ------
Anti-dilutive effect of acquiring treasury shares..........      0.01        0.03        0.04       --          --
                                                                -----       -----       -----      ------      ------
Net asset value, end of period.............................     $8.44       $8.46       $8.30      $ 9.05      $ 9.07
                                                                =====       =====       =====      ======      ======
Market value, end of period................................     $8.04       $8.00       $7.25      $8.688      $9.063
                                                                =====       =====       =====      ======      ======
Total Return+..............................................      7.13%      18.10%     (10.96)%      1.77%      12.08%
Ratios to Average Net Assets:
Expenses...................................................      0.95%(1)    0.92%(1)    0.94%(1)    0.94%       0.95%(1)
Net investment income......................................      5.94%(2)    6.23%       6.04%       5.99%       6.37%
Supplemental Data:
Net assets, end of period, in thousands....................  $154,088    $156,751    $158,943    $180,445    $181,223
Portfolio turnover rate....................................        11%         10%         19%         20%         12%

---------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.
    (2)  Effective March 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
         Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year
         ended February 28, 2002 was to increase the ratio of net
         investment income to average net assets by 0.01%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust II:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust II (the "Fund"), formerly Morgan Stanley Dean Witter Municipal Income Opportunities Trust II, including the portfolio of investments, as of February 28, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust II as of February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 10, 2002
      --------------------------------------------------------------------

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended February 28, 2002, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Municipal Income Opportunities Trust II

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Michael Bozic (61)                     Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Trustee since   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             January 1993    Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:
      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust II

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Trustee since   Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               July 1991       Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (65)                 Trustee      Trustee since   Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           July 1991       and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).

John L. Schroeder (71)                 Trustee      Trustee since   Retired; Chairman of the                 129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Derivatives Committee and Director
Counsel to the Independent Trustees                                 or Trustee of the Morgan Stanley
1675 Broadway                                                       Funds and the TCW/DW Term Trusts;
New York, NY                                                        formerly Executive Vice President
                                                                    and Chief Investment Officer of the
                                                                    Home Insurance Company (August
                                                                    1991-September 1995).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (65)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

John L. Schroeder (71)                 Director of Citizens Communications
c/o Mayer, Brown, Rowe & Maw           Company (telecommunications
Counsel to the Independent Trustees    company).
1675 Broadway
New York, NY

Morgan Stanley Municipal Income Opportunities Trust II

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  -----------
Charles A. Fiumefreddo (68)     Chairman, Director or  Trustee since   Chairman, Director or Trustee and Chief          129
c/o Morgan Stanley Trust        Trustee and Chief      July 1991       Executive Officer of the Morgan Stanley
Harborside Financial Center,    Executive Officer                      Funds and the TCW/DW Term Trusts; formerly
Plaza Two,                                                             Chairman, Chief Executive Officer and
Jersey City, NJ                                                        Director of the Investment Manager, the
                                                                       Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998).

James F. Higgins (54)           Trustee                Trustee since   Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               June 2000       August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (58)          Trustee                Trustee since   Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          April 1994      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (68)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust II

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (48)            President        President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                        since May 1999  Investment Management (since December 1998); President,
New York, NY                                                       Director (since April 1997) and Chief Executive Officer
                                                                   (since June 1998) of the Investment Manager and Morgan
                                                                   Stanley Services; Chairman, Chief Executive Officer and
                                                                   Director of the Distributor (since June 1998); Chairman and
                                                                   Chief Executive Officer (since June 1998) and Director
                                                                   (since January 1998) of the Transfer Agent; Director of
                                                                   various Morgan Stanley subsidiaries; President of the Morgan
                                                                   Stanley Funds and TCW/DW Term Trusts (since May 1999);
                                                                   Trustee of various Van Kampen investment companies (since
                                                                   December 1999); previously Chief Strategic Officer of the
                                                                   Investment Manager and Morgan Stanley Services and Executive
                                                                   Vice President of the Distributor (April 1997-June 1998),
                                                                   Vice President of the Morgan Stanley Funds (May 1997-April
                                                                   1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Vice            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    President,      (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel  Secretary and   Management; Managing Director (since December 2000), and
                                                   General         Secretary and General Counsel (since February 1997) and
                                                   Counsel since   Director (since July 1998) of the Investment Manager and
                                                   February 1997   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Treasurer       First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           since April     Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                       1989            Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

James F. Willison (58)            Vice President   Since           Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        inception of    Advisor and/or its investment management affiliates for over
New York, NY                                       the Fund        5 years.

Julie C. Morrone (39)             Vice President   Since July      Vice President and Portfolio Manager of the Investment
1221 Avenue of the Americas                        1999            Advisor for over 5 years.
New York, NY

Wayne Godlin (41)                 Vice President   Since October   Executive Director and Portfolio Manager of the Investment
1 Parkview Plaza                                   2001            Advisor and/or its investment management affiliates for over
Oakbrook Terrace, IL                                               5 years.

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie C. Morrone
Vice President

Wayne Godlin
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

38554

MORGAN STANLEY
Municipal Income
Opportunities Trust II

Annual Report
February 28, 2002